UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     11/09/2004
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           68
                                         -----------
Form 13F Information Table Value Total:     $223,596
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     6423   80319 SH       Sole             10895      0  69424
ALTRIA GROUP INC               COM              02209s103     1223   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      645   12526 SH       Sole                 0      0  12526
AMERICAN INTERNATIONAL GROUP I COM              026874107     6601   97086 SH       Sole             12400      0  84686
ARMOR HLDGS INC COM            COM              042260109     7529  180950 SH       Sole             28375      0 152575
AROTECH CORP                   COM              042682104       19   12000 SH       Sole                 0      0  12000
BANK OF AMER CORP              COM              060505104     6296  145295 SH       Sole             22700      0 122595
BRISTOL MYERS SQUIBB CO        COM              110122108     1008   42571 SH       Sole                 0      0  42571
CHEVRONTEXACO CORP             COM              166764100     6443  120108 SH       Sole             16150      0 103958
CISCO SYSTEMS INC              COM              17275r102     2299  127013 SH       Sole              1263      0 125750
CITIGROUP INC                  COM              172967101     6523  147845 SH       Sole             18946      0 128899
CLARUS CORP DEL                COM              182707109      347   39650 SH       Sole                 0      0  39650
COCA COLA CO                   COM              191216100     6365  158922 SH       Sole             24575      0 134347
COLGATE PALMOLIVE CO           COM              194162103      858   19000 SH       Sole                 0      0  19000
COMCAST CORPORATION NEW SPL CL COM              20030n200     6822  244329 SH       Sole             37525      0 206804
DEERE & CO COM                 COM              244199105      543    8418 SH       Sole                 0      0   8418
DELL COMPUTER CORP             COM              24702R101     6900  193825 SH       Sole             32025      0 161800
DOW CHEMICAL CO                COM              260543103      302    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      257    6000 SH       Sole              3000      0   3000
EMERSON ELECTRIC CO            COM              291011104      410    6626 SH       Sole                 0      0   6626
EQUITABLE RES INC COM          COM              294549100      263    4850 SH       Sole                 0      0   4850
EXXON MOBIL CORP               COM              30231g102    13225  273632 SH       Sole             27775      0 245857
FEDEX CORP COM                 COM              31428X106      289    3375 SH       Sole              2875      0    500
GENERAL ELECTRIC CO            COM              369604103    12977  386435 SH       Sole             43775      0 342660
GENERAL MILLS INC              COM              370334104      431    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      805   18946 SH       Sole                 0      0  18946
GILLETTE CO                    COM              375766102     8348  199996 SH       Sole             29850      0 170146
GOLDMAN SACHS GROUP INC        COM              38141g104     5352   57405 SH       Sole              9000      0  48405
HARTFORD FINANCIAL SERVICES GR COM              416515104      164    2642 SH       Sole                 0      0   2642
HOME DEPOT INC                 COM              437076102     6713  171249 SH       Sole             21824      0 149425
HONEYWELL INTL INC             COM              438516106     5971  166522 SH       Sole             29225      0 137297
INTEL CORP                     COM              458140100     5961  297176 SH       Sole             50200      0 246976
INTERNATIONAL BUSINESS MACHINE COM              459200101     1113   12976 SH       Sole                 0      0  12976
J P MORGAN CHASE & CO          COM              46625h100     6370  160335 SH       Sole             23350      0 136985
JOHNSON & JOHNSON              COM              478160104     7500  133149 SH       Sole             18500      0 114649
MCCORMICK & CO INC NON-VOTING  COM              579780206     4068  118450 SH       Sole             21700      0  96750
MCDONALDS CORP                 COM              580135101      743   26500 SH       Sole                 0      0  26500
MEDTRONIC INC                  COM              585055106     4503   86772 SH       Sole             15500      0  71272
MERCK & CO INC                 COM              589331107     7508  227501 SH       Sole             21400      0 206101
MICROSOFT CORP                 COM              594918104    10932  395361 SH       Sole             48750      0 346611
NORTHERN TRUST CORP            COM              665859104     3305   81000 SH       Sole             10825      0  70175
PEPSICO INC                    COM              713448108      803   16500 SH       Sole                 0      0  16500
PFIZER INC                     COM              717081103     8372  273590 SH       Sole             35550      0 238040
PROCTER & GAMBLE CO            COM              742718109      736   13600 SH       Sole                 0      0  13600
SCHERING PLOUGH CORP COM       COM              806605101      345   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1356   20150 SH       Sole                 0      0  20150
SEACHANGE INTL INC COM         COM              811699107     2024  126550 SH       Sole             20100      0 106450
SEALED AIR CORP NEW COM        COM              81211K100      593   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      269    9000 SH       Sole                 0      0   9000
UNITED TECHNOLOGIES CORP       COM              913017109     6449   69060 SH       Sole              9360      0  59700
UNIVISION COMMUNICATIONS INC C COM              914906102     4267  134993 SH       Sole             22893      0 112100
WAL-MART STORES INC            COM              931142103     1168   21950 SH       Sole              2000      0  19950
WALT DISNEY CO HOLDING CO      COM              254687106     7442  330039 SH       Sole             49900      0 280139
WEYERHAEUSER CO COM            COM              962166104     1060   15950 SH       Sole                 0      0  15950
WYETH COM                      COM              983024100      456   12200 SH       Sole                 0      0  12200
BP P L C SPONSORED ADR (FRM BP                  055622104      825   14338 SH       Sole                 0      0  14338
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      271    6200 SH       Sole                 0      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      427    8272 SH       Sole                 0      0   8272
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      785    7784 SH       Sole               256      0   7528
ENERGY SELECT SECTOR SPDR                       81369y506      272    7793 SH       Sole               240      0   7552
FINANCIAL SELECT SECTOR SPDR                    81369y605      294   10337 SH       Sole               316      0  10021
HEALTHCARE SELECT SECTOR SPDR                   81369y209      494   17173 SH       Sole              7315      0   9857
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      846   12100 SH       Sole              3200      0   8900
ISHARES RUSSELL 1000 GROWTH IN                  464287614      407    9000 SH       Sole                 0      0   9000
ISHARES RUSSELL 1000 VALUE IND                  464287598      424    7000 SH       Sole                 0      0   7000
NASDAQ 100 TRUST SHARES                         631100104      220    6260 SH       Sole              5800      0    460
OIL SERVICE HOLDRS                              678002106     4935   60405 SH       Sole              9000      0  51405
STANDARD & POORS DEPOSITARY RE                  78462f103     3702   33123 SH       Sole              1047      0  32075


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